Basic and Diluted Earnings Per Share	12 Months Ended
Dec. 31, 2025
Basic and Diluted Earnings Per Share [Abstract]
Basic and diluted earnings per share

22. Basic and diluted earnings per share

The calculation of basic and diluted earnings per share is based on the profit attributable to ordinary shareholders of the Company and the weighted average number of ordinary shares outstanding, which is calculated as follows:

	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2025
	MYR	MYR	MYR	USD
Profit for the year	3,754,385	3,512,168	6,583,003	1,623,029
Weighted average number of ordinary shares	20,000,000	20,031,151	20,753,924	20,753,924
Basic earnings per share	0.19	0.18	0.32	0.08

(b) Diluted earnings per share

Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of redeemable convertible preference shares. In accordance with IAS 33, potentially dilutive securities are excluded from the diluted EPS computation when their effect is anti-dilutive was nil shares for 2023, 584,350 shares for 2024, and 679,920 shares for 2025. Because their conversion would increase earnings per share or decrease loss per share, these shares were excluded from the computation of diluted earnings per share for all years presented.

	For the year ended December 31, 2023	For the year ended December 31, 2024	For the year ended December 31, 2025
	MYR	MYR	MYR	USD
Net earnings allocated to ordinary share	3,754,385	3,512,168	6,583,003	1,623,029
Add: Effect on interest expenses of AI RCPS	100,648	—	—	—
Net earnings used in the computation of diluted earnings per share	3,855,033	3,512,168	6,583,003	1,623,029

Weighted average number of ordinary shares	20,000,000	20,031,151	20,753,924	20,753,924
Effect of redeemable convertible preference shares	67,069	—	—	—
Weighted average number of ordinary shares in the computation of diluted earnings per share	20,067,069	20,031,151	20,753,924	20,753,924
Diluted earnings per share	0.19	0.18	0.32	0.08